UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 29, 2012

Semi-Annual Repor t

Legg Mason

ClearBridge

Aggressive

Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason ClearBridge Aggressive Growth Fund

Fund objective

The Fund seeks capital appreciation.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason ClearBridge Aggressive Growth Fund for the six-month reporting period ended February 29, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Financial Officer

March 30, 2012

Legg Mason ClearBridge Aggressive Growth Fund	III

Investment commentary

Economic review

Economic growth in the U.S. accelerated over the six months ended February 29, 2012. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 0.4% and 1.3% in the first and second quarters of 2011, respectively. Third quarter GDP growth then rose to 1.8%. The economy then gathered further momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. This was attributed, in part, to higher consumer spending, which rose 2.1% in the fourth quarter, versus 1.7% and 0.7% gains in the third and second quarters, respectively.

Two factors constraining economic growth were the weak job market and continued strains in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.0%. Unemployment then generally declined over the next six months and was 8.3% in February 2012, the lowest rate since February 2009. The housing market showed some encouraging signs, although it still appears to be searching for a bottom. Looking back, existing-home sales moved somewhat higher in early 2011, according to the National Association of Realtors (“NAR”). Existing-home sales then fluctuated, but increased during three of the last five months of the period. While the inventory of unsold homes moved up slightly versus the previous month in February 2012, home prices edged higher. The NAR reported that the median existing-home price for all housing types was $156,600 in February 2012, up 0.3% from February 2011.

After experiencing a soft patch in the summer of 2011, the manufacturing sector expanded at a stronger pace during much of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. In February, the PMI dipped to 52.4.

IV	Legg Mason ClearBridge Aggressive Growth Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” During its meeting in March (after the reporting period ended) the Fed said that it “expects moderate economic growth over coming quarters and consequently anticipates that the unemployment rate will decline gradually toward levels that the Committee judges to be consistent with its dual mandate.”

Performance review

For the six months ended February 29, 2012, Class A shares of Legg Mason ClearBridge Aggressive Growth Fund, excluding sales charges, returned 14.19%. The Fund’s unmanaged benchmark, the Russell 3000 Growth Indexv, returned 13.71% for the same period. The Lipper Multi-Cap Growth Funds Category Average1 returned 11.38% over the same time frame.

Performance Snapshot as of February 29, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason ClearBridge Aggressive Growth Fund:
Class A	14.19%
Class B2	13.60%
Class C	13.82%
Class FI	14.17%
Class R	14.09%
Class I	14.44%
Class IS	14.49%
Russell 3000 Growth Index	13.71%
Lipper Multi-Cap Growth Funds Category Average	11.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended February 29, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 533 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

Legg Mason ClearBridge Aggressive Growth Fund	V

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 31, 2011, the gross total annual operating expense ratios for Class A, Class B, Class C, Class FI, Class R, Class I and Class IS shares were 1.28%, 2.20%, 1.89%, 1.39%, 1.48%, 0.84% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.30% for Class FI shares, 1.55% for Class R shares and 1.00% for Class I shares. In addition, the total annual operating expenses of Class IS shares will not exceed those of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market experienced periods of heightened volatility during the period. Risk aversion was elevated during the first month of the period given a host of disappointing economic data, a further escalation of the European sovereign debt crisis and the continued fallout from the downgrading of U.S. government securities by Standard & Poor’s. Risk appetite returned in October due to some better-than-expected economic data and signs of progress in Europe. While another flight to quality occurred in November due to renewed fears regarding the European sovereign debt crisis, risk appetite returned over the last three months of the period as the U.S. economy gained further traction. All told, for the six months ended February 29, 2012, the S&P 500 Indexvi returned 13.31%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended February 29, 2012, with the large-cap Russell 1000 Indexvii returning 13.31%. In contrast, the Russell Midcap Indexviii and the small-cap Russell 2000 Indexix returned 12.11% and 12.40%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growth and Russell 3000 Valuex Indices, returned 13.71% and 12.76%, respectively.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Financial Officer

March 30, 2012

RISKS: The Fund may invest a significant portion of its assets in small- and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

VI	Legg Mason ClearBridge Aggressive Growth Fund

Investment commentary (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

ix

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 29, 2012 and August 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2011 and held for the six months ended February 29, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	14.19%	$1,000.00	$1,141.90	1.29%	$6.87	Class A	5.00%	$1,000.00	$1,018.45	1.29%	$6.47
Class B	13.60	1,000.00	1,136.00	2.32	12.32	Class B	5.00	1,000.00	1,013.33	2.32	11.61
Class C	13.82	1,000.00	1,138.20	1.92	10.21	Class C	5.00	1,000.00	1,015.32	1.92	9.62
Class FI	14.17	1,000.00	1,141.70	1.30	6.92	Class FI	5.00	1,000.00	1,018.40	1.30	6.52
Class R	14.09	1,000.00	1,140.90	1.46	7.77	Class R	5.00	1,000.00	1,017.60	1.46	7.32
Class I	14.44	1,000.00	1,144.40	0.85	4.53	Class I	5.00	1,000.00	1,020.64	0.85	4.27
Class IS	14.49	1,000.00	1,144.90	0.75	4.00	Class IS	5.00	1,000.00	1,021.13	0.75	3.77

[1]	For the six months ended February 29, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

February 29, 2012

Legg Mason ClearBridge Aggressive Growth Fund

Security	Shares	Value
Common Stocks — 100.3%
Consumer Discretionary — 20.4%
Internet & Catalog Retail — 1.3%
Liberty Interactive Corp., Interactive Series A Shares	3,975,400	$74,578,504	*
Media — 18.8%
AMC Networks Inc., Class A Shares	1,792,700	81,370,653	*
Ascent Media Corp., Class A Shares	76,760	3,779,662	*
Cablevision Systems Corp., New York Group, Class A Shares	7,270,800	103,463,484
CBS Corp., Class B Shares	784,000	23,441,600
Comcast Corp., Class A Shares	1,563,700	45,941,506
Comcast Corp., Special Class A Shares	10,957,720	313,281,215
DIRECTV, Class A Shares	2,361,132	109,367,634	*
Discovery Communications Inc., Class A Shares	742,900	34,656,285	*
Discovery Communications Inc., Class C Shares	767,800	33,368,588	*
Liberty Global Inc., Series A Shares	697,331	34,992,070	*
Liberty Global Inc., Series C Shares	707,148	33,907,747	*
Liberty Media Corp.-Liberty Capital, Class A shares	1,091,301	98,097,047	*
Madison Square Garden Inc., Class A Shares	1,994,525	63,525,621	*
Viacom Inc., Class B Shares	784,000	37,334,080
World Wrestling Entertainment Inc., Class A Shares	993,600	9,081,504
Total Media		1,025,608,696
Specialty Retail — 0.3%
Charming Shoppes Inc.	2,626,100	14,837,465	*
Total Consumer Discretionary		1,115,024,665
Energy — 19.2%
Energy Equipment & Services — 10.8%
Core Laboratories NV	1,666,390	202,733,008
National-Oilwell Varco Inc.	1,640,061	135,354,234
Weatherford International Ltd.	15,811,460	252,667,131	*
Total Energy Equipment & Services		590,754,373
Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	5,438,345	457,473,581
Total Energy		1,048,227,954
Financials — 2.4%
Capital Markets — 0.9%
Cohen & Steers Inc.	1,343,500	44,254,890
Goldman Sachs Group Inc.	27,100	3,120,294
Total Capital Markets		47,375,184

See Notes to Financial Statements.

4	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Legg Mason ClearBridge Aggressive Growth Fund

Security	Shares	Value
Thrifts & Mortgage Finance — 1.5%
Astoria Financial Corp.	3,962,230	$34,788,379
New York Community Bancorp Inc.	3,774,190	49,102,212
Total Thrifts & Mortgage Finance		83,890,591
Total Financials		131,265,775
Health Care — 34.1%
Biotechnology — 17.0%
Alkermes PLC	1,052,000	18,525,720	*
Amgen Inc.	4,503,600	306,019,620
AP Pharma Inc.	135,375	43,320	*
Biogen Idec Inc.	4,354,802	507,203,789	*
Human Genome Sciences Inc.	1,855,683	14,622,782	*
ImmunoGen Inc.	860,750	11,852,527	*
Isis Pharmaceuticals Inc.	948,500	8,640,835	*
Vertex Pharmaceuticals Inc.	1,635,640	63,659,109	*
Total Biotechnology		930,567,702
Health Care Equipment & Supplies — 2.5%
Covidien PLC	2,628,310	137,329,198
Health Care Providers & Services — 9.1%
UnitedHealth Group Inc.	8,930,800	497,892,100
Pharmaceuticals — 5.5%
BioMimetic Therapeutics Inc.	1,452,600	3,021,408	*(a)
Forest Laboratories Inc.	5,985,770	194,657,240	*
Teva Pharmaceutical Industries Ltd., ADR	345,170	15,467,068
Valeant Pharmaceuticals International Inc.	1,603,158	84,823,090	*
Total Pharmaceuticals		297,968,806
Total Health Care		1,863,757,806
Industrials — 7.8%
Aerospace & Defense — 2.0%
L-3 Communications Holdings Inc.	1,602,545	112,578,786
Construction & Engineering — 0.8%
Fluor Corp.	693,450	41,939,856
Industrial Conglomerates — 2.6%
Tyco International Ltd.	2,725,710	141,246,292
Machinery — 2.4%
Pall Corp.	2,036,380	129,208,311
Total Industrials		424,973,245

See Notes to Financial Statements.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	5

Legg Mason ClearBridge Aggressive Growth Fund

Security	Shares	Value
Information Technology — 15.1%
Communications Equipment — 0.2%
Arris Group Inc.	1,123,743	$12,799,433	*
Computers & Peripherals — 4.9%
SanDisk Corp.	3,112,700	153,954,142	*
Seagate Technology PLC	4,264,860	111,995,224
Total Computers & Peripherals		265,949,366
Electronic Equipment, Instruments & Components — 2.1%
Dolby Laboratories Inc., Class A Shares	249,100	9,483,237	*
TE Connectivity Ltd.	2,834,650	103,606,457
Total Electronic Equipment, Instruments & Components		113,089,694
Semiconductors & Semiconductor Equipment — 4.7%
Broadcom Corp., Class A Shares	3,586,610	133,242,561	*
Cree Inc.	1,109,140	33,595,851	*
Intel Corp.	2,847,140	76,531,123
Standard Microsystems Corp.	666,800	17,063,412	*
Total Semiconductors & Semiconductor Equipment		260,432,947
Software — 3.2%
Advent Software Inc.	1,906,640	49,057,847	*
Autodesk Inc.	1,481,500	56,074,775	*
Citrix Systems Inc.	920,000	68,760,800	*
Total Software		173,893,422
Total Information Technology		826,164,862
Materials — 1.3%
Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold Inc.	1,233,400	52,493,504
Nucor Corp.	398,500	17,346,705
Total Materials		69,840,209
Total Investments — 100.3% (Cost — $2,390,132,130#)		5,479,254,516
Liabilities in Excess of Other Assets — (0.3)%		(18,518,265)
Total Net Assets — 100.0%		$5,460,736,251

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At February 29, 2012, the total market value of Affiliated Companies was $3,021,408 and the cost was $11,412,534 (Note 7).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

6	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2012

Assets:
Investments in unaffiliated securities, at value (Cost — $2,378,719,596)	$5,476,233,108
Investments in affiliated securities, at value (Cost — $11,412,534)	3,021,408
Receivable for Fund shares sold	8,765,936
Dividends receivable	5,566,464
Prepaid expenses	146,859
Total Assets	5,493,733,775

Liabilities:
Payable for Fund shares repurchased	11,943,105
Due to custodian	11,105,362
Investment management fee payable	3,074,010
Service and/or distribution fees payable	1,561,964
Trustees’ fees payable	29,140
Accrued expenses	5,283,943
Total Liabilities	32,997,524
Total Net Assets	$5,460,736,251

Net Assets:
Par value (Note 8)	$454
Paid-in capital in excess of par value	2,308,902,492
Accumulated net investment loss	(6,204,842)
Accumulated net realized gain on investments and foreign currency transactions	68,915,761
Net unrealized appreciation on investments	3,089,122,386
Total Net Assets	$5,460,736,251

See Notes to Financial Statements.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	7

Shares Outstanding:
Class A	24,421,942
Class B	4,535,247
Class C	6,915,505
Class FI	8,430
Class R	107,227
Class I	5,375,972
Class IS	4,050,517

Net Asset Value:
Class A (and redemption price)	$122.83
Class B*	$104.03
Class C*	$106.32
Class FI (and redemption price)	$123.21
Class R (and redemption price)	$121.92
Class I (and redemption price)	$131.29
Class IS (and redemption price)	$131.85
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$130.32

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2012

Investment Income:
Dividends	$28,380,240
Interest	9,803
Less: Foreign taxes withheld	(175,101)
Total Investment Income	28,214,942

Expenses:
Investment management fee (Note 2)	17,922,075
Service and/or distribution fees (Notes 2 and 5)	9,248,149
Transfer agent fees (Note 5)	6,324,862
Trustees’ fees	231,625
Fund accounting fees	191,120
Shareholder reports	110,458
Registration fees	81,510
Insurance	53,455
Legal fees	44,416
Audit and tax	33,651
Custody fees	12,754
Miscellaneous expenses	16,716
Total Expenses	34,270,791
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(886)
Net Expenses	34,269,905
Net Investment Loss	(6,054,963)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	72,662,704
Foreign currency transactions	11,272
Net Realized Gain	72,673,976
Change in Net Unrealized Appreciation (Depreciation) from Investments	626,419,771
Net Gain on Investments and Foreign Currency Transactions	699,093,747
Increase in Net Assets from Operations	$693,038,784

See Notes to Financial Statements.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended February 29, 2012 (unaudited) and the Year Ended August 31, 2011	2012	2011

Operations:
Net investment loss	$(6,054,963)	$(18,641,952)
Net realized gain	72,673,976	341,478,059
Change in net unrealized appreciation (depreciation)	626,419,771	814,957,043
Increase in Net Assets From Operations	693,038,784	1,137,793,150

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(118,564,479)	—
Decrease in Net Assets From Distributions to Shareholders	(118,564,479)	—

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	484,542,121	731,236,306
Reinvestment of distributions	116,022,690	—
Cost of shares repurchased	(615,773,215)	(1,330,885,400)
Decrease in Net Assets From Fund Share Transactions	(15,208,404)	(599,649,094)
Increase in Net Assets	559,265,901	538,144,056

Net Assets:
Beginning of period	4,901,470,350	4,363,326,294
End of period*	$5,460,736,251	$4,901,470,350
* Includes accumulated net investment loss of:	$(6,204,842)	$(149,879)

See Notes to Financial Statements.

10	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$110.11	$87.14	$81.65	$103.41	$115.36	$109.36

Income (loss) from operations:
Net investment loss	(0.09)	(0.27)	(0.36)	(0.31)	(0.58)	(0.69)
Net realized and unrealized gain (loss)	15.41	23.24	5.77	(21.45)	(11.37)	6.69
Proceeds from settlement of a regulatory matter	—	—	0.08	—	—	—
Total income (loss) from operations	15.32	22.97	5.49	(21.76)	(11.95)	6.00

Less distributions from:
Net realized gains	(2.60)	—	—	—	—	—
Total distributions	(2.60)	—	—	—	—	—

Net asset value, end of period	$122.83	$110.11	$87.14	$81.65	$103.41	$115.36
Total return[4]	14.19%	26.35%	6.72%[5]	(21.04)%	(10.36)%	5.49%

Net assets, end of period (millions)	$3,000	$2,739	$2,422	$2,415	$3,358	$4,354

Ratios to average net assets:
Gross expenses	1.29%[6]	1.28%[7]	1.29%[7]	1.34%[7]	1.19%	1.15%[8]
Net expenses[9]	1.29 [6]	1.28 [7]	1.29 [7]	1.34 [7]	1.19	1.15 [8,10]
Net investment loss	(0.16) [6]	(0.24)	(0.41)	(0.43)	(0.52)	(0.59)

Portfolio turnover rate	1%	2%	0%[11]	4%	1%	0%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 6.63%. Class A received $2,285,684 related to this distribution.

[6]	Annualized.

[7]	The impact to the expense ratio was less than 0.01% as a result of interest expense (Note 1).

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.14%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	11

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class B Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$94.12	$75.18	$70.72	$90.48	$101.76	$97.28

Income (loss) from operations:
Net investment loss	(0.57)	(1.11)	(1.06)	(0.87)	(1.32)	(1.47)
Net realized and unrealized gain (loss)	13.08	20.05	5.02	(18.89)	(9.96)	5.95
Proceeds from settlement of a regulatory matter	—	—	0.50	—	—	—
Total income (loss) from operations	12.51	18.94	4.46	(19.76)	(11.28)	4.48

Less distributions from:
Net realized gains	(2.60)	—	—	—	—	—
Total distributions	(2.60)	—	—	—	—	—

Net asset value, end of period	$104.03	$94.12	$75.18	$70.72	$90.48	$101.76
Total return[4]	13.60%	25.19%	6.31%[5]	(21.84)%	(11.09)%	4.61%

Net assets, end of period (millions)	$472	$504	$558	$752	$1,316	$1,955

Ratios to average net assets:
Gross expenses	2.32%[6]	2.20%[7]	2.24%[7]	2.30%[7]	2.02%	1.99%[8]
Net expenses[9]	2.32 [6]	2.20 [7]	2.24 [7]	2.30 [7]	2.02	1.98 [8,10]
Net investment loss	(1.20) [6]	(1.16)	(1.37)	(1.40)	(1.35)	(1.43)

Portfolio turnover rate	1%	2%	0%[11]	4%	1%	0%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.60%. Class B received $4,145,432 related to this distribution.

[6]	Annualized.

[7]	The impact to the expense ratio was less than 0.01% as a result of interest expense (Note 1).

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.97%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Amount represents less than 1%.

See Notes to Financial Statements.

12	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$95.95	$76.39	$71.90	$91.60	$102.81	$98.09

Income (loss) from operations:
Net investment loss	(0.39)	(0.82)	(0.83)	(0.63)	(1.12)	(1.29)
Net realized and unrealized gain (loss)	13.36	20.38	5.10	(19.07)	(10.09)	6.01
Proceeds from settlement of a regulatory matter	—	—	0.22	—	—	—
Total income (loss) from operations	12.97	19.56	4.49	(19.70)	(11.21)	4.72

Less distributions from:
Net realized gains	(2.60)	—	—	—	—	—
Total distributions	(2.60)	—	—	—	—	—

Net asset value, end of period	$106.32	$95.95	$76.39	$71.90	$91.60	$102.81
Total return[4]	13.82%	25.61%	6.24%[5]	(21.51)%	(10.90)%	4.81%

Net assets, end of period (millions)	$735	$701	$658	$773	$1,255	$1,798

Ratios to average net assets:
Gross expenses	1.92%[6]	1.88%[7]	1.93%[7]	1.91%[7]	1.80%	1.80%[8]
Net expenses[9]	1.92 [6]	1.88 [7]	1.93 [7]	1.91 [7]	1.80	1.80	[8],[10]
Net investment loss	(0.80) [6]	(0.84)	(1.05)	(1.01)	(1.13)	(1.24)

Portfolio turnover rate	1%	2%	0%[11]	4%	1%	0%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.94%. Class C received $2,045,172 related to this distribution.

[6]	Annualized.

[7]	The impact to the expense ratio was less than 0.01% as a result of interest expense (Note 1).

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.78%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class FI Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$110.45	$87.43	$81.99	$103.70	$115.43	$119.97

Income (loss) from operations:
Net investment loss	(0.09)	(0.31)	(0.42)	(0.21)	(0.26)	(0.12)
Net realized and unrealized gain (loss)	15.45	23.33	5.86	(21.50)	(11.47)	(4.42)
Total income (loss) from operations	15.36	23.02	5.44	(21.71)	(11.73)	(4.54)

Less distributions from:
Net realized gains	(2.60)	—	—	—	—	—
Total distributions	(2.60)	—	—	—	—	—

Net asset value, end of period	$123.21	$110.45	$87.43	$81.99	$103.70	$115.43
Total return[4]	14.17%	26.33%	6.63%	(20.94)%	(10.16)%	(3.78)%

Net assets, end of period (000s)	$1,039	$853	$581	$1,572	$2,886	$1,517

Ratios to average net assets:
Gross expenses	1.53%[5]	1.39%[6]	1.43%[6]	1.19%[6]	0.97%	0.99%[5]
Net expenses[7]	1.30 [5,8,9]	1.30 [6,8,9]	1.29 [6,8,9]	1.19 [6]	0.97	0.99 [5]
Net investment loss	(0.16) [5]	(0.28)	(0.46)	(0.29)	(0.24)	(0.29) [5]

Portfolio turnover rate	1%	2%	0%[10]	4%	1%	0%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	For the period April 30, 2007 (inception date) to August 31, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of interest expense (Note 1).

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Amount represents less than 1%.

See Notes to Financial Statements.

14	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2011	2010	2009	2008	2007[3,4]

Net asset value, beginning of period	$109.40	$86.75	$81.48	$103.28	$115.30	$116.16

Income (loss) from operations:
Net investment loss	(0.18)	(0.48)	(0.52)	(0.36)	(0.62)	(0.52)
Net realized and unrealized gain (loss)	15.30	23.13	5.79	(21.44)	(11.40)	(0.34)
Total income (loss) from operations	15.12	22.65	5.27	(21.80)	(12.02)	(0.86)

Less distributions from:
Net realized gains	(2.60)	—	—	—	—	—
Total distributions	(2.60)	—	—	—	—	—

Net asset value, end of period	$121.92	$109.40	$86.75	$81.48	$103.28	$115.30
Total return[5]	14.09%	26.11%	6.47%	(21.11)%	(10.43)%	(0.74)%

Net assets, end of period (000s)	$13,073	$12,223	$9,765	$9,431	$7,313	$2,895

Ratios to average net assets:
Gross expenses	1.46%[6]	1.48%[7]	1.47%[7]	1.42%[7]	1.29%	1.23%[6,8]
Net expenses[9]	1.46 [6,10]	1.47 [7,10,11]	1.46 [7,10,11]	1.42 [7]	1.29	1.23 [6,8]
Net investment loss	(0.33) [6]	(0.43)	(0.58)	(0.51)	(0.57)	(0.69) [6]

Portfolio turnover rate	1%	2%	0%[12]	4%	1%	0%[12]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	For the period December 28, 2006 (inception date) to August 31, 2007.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	The impact to the expense ratio was less than 0.01% as a result of interest expense (Note 1).

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.23%.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$117.26	$92.40	$86.28	$108.79	$120.78	$114.00

Income (loss) from operations:
Net investment income (loss)	0.16	0.24	0.01	0.02	(0.04)	(0.20)
Net realized and unrealized gain (loss)	16.47	24.62	6.11	(22.53)	(11.95)	6.98
Total income (loss) from operations	16.63	24.86	6.12	(22.51)	(11.99)	6.78

Less distributions from:
Net realized gains	(2.60)	—	—	—	—	—
Total distributions	(2.60)	—	—	—	—	—

Net asset value, end of period	$131.29	$117.26	$92.40	$86.28	$108.79	$120.78
Total return[4]	14.44%	26.90%	7.09%	(20.69)%	(9.93)%	5.95%

Net assets, end of period (millions)	$706	$635	$487	$521	$1,112	$1,212

Ratios to average net assets:
Gross expenses	0.85%[5]	0.84%[6]	0.87%[6]	0.88%[6]	0.71%	0.72%[7]
Net expenses[8]	0.85 [5,9]	0.84 [6,9]	0.87 [6,9]	0.88 [6]	0.71	0.72 [7,10]
Net investment income (loss)	0.28 [5]	0.20	0.01	0.02	(0.04)	(0.16)

Portfolio turnover rate	1%	2%	0%[11]	4%	1%	0%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of interest expense (Note 1).

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.71%.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	Amount represents less than 1%.

See Notes to Financial Statements.

16	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class IS Shares[1]	2012[2]		2011	2010	2009	2008[3]

Net asset value, beginning of period	$117.69		$92.64	$86.40	$108.79	$104.42

Income (loss) from operations:
Net investment income	0.21		0.36	0.13	0.12	0.05
Net realized and unrealized gain (loss)	16.55		24.69	6.11	(22.51)	4.32
Total income (loss) from operations	16.76		25.05	6.24	(22.39)	4.37

Less distributions from:
Net realized gains	(2.60)		—	—	—	—
Total distributions	(2.60)		—	—	—	—

Net asset value, end of period	$131.85		$117.69	$92.64	$86.40	$108.79
Total return[4]	14.49%		27.04%	7.22%	(20.58)%	4.18%

Net assets, end of period (000s)	$534,049		$308,081	$228,295	$212,121	$109,509

Ratios to average net assets:
Gross expenses	0.75%[5]		0.74%[6]	0.75%[6]	0.75%[6]	0.72%[5]
Net expenses[7]	0.75	[5],[8]	0.74 [6,8]	0.75 [6,8]	0.75 [6]	0.72 [5]
Net investment income	0.35	[5]	0.30	0.14	0.16	0.62 [5]

Portfolio turnover rate	1%		2%	0%[9]	4%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2012 (unaudited).

[3]	For the period August 4, 2008 (inception date) to August 31, 2008.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of interest expense (Note 1).

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective September 18, 2009, the total annual operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$5,479,254,516	—	—	$5,479,254,516

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	19

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Interest expense, if any, paid to the custodian related to cash overdrafts is included in interest expense in the Statement of Operations.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

20	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2012, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, R and I shares did not exceed 1.30%, 1.55% and 1.00%, respectively. In addition, total annual operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended February 29, 2012, fees waived and/or expenses reimbursed amounted to $886.

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	21

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 29, 2012, LMIS and its affiliates received sales charges of approximately $351,000 on sales of the Fund’s Class A shares. In addition, for the six months ended February 29, 2012, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$1,000	$291,000	$11,000

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended February 29, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$25,310,274
Sales	149,069,282

At February 29, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,203,678,145
Gross unrealized depreciation	(114,555,759)
Net unrealized appreciation	$3,089,122,386

22	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 29, 2012, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C, FI and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended February 29, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,427,283	$3,990,463
Class B	2,352,500	1,360,924
Class C	3,436,900	614,577
Class FI	961	2,057
Class R	30,505	13,204
Class I	—	338,810
Class IS	—	4,827
Total	$9,248,149	$6,324,862

For the six months ended February 29, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class B	—
Class C	—
Class FI	$886
Class R	—
Class I	—
Class IS	—
Total	$886

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	23

6. Distributions to shareholders by class

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Net Realized Gains:
Class A	$63,332,795	—
Class B	12,642,869	—
Class C	18,207,700	—
Class FI	16,228	—
Class R	292,588	—
Class I	13,964,646	—
Class IS	10,107,653	—
Total	$118,564,479	—

7. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies during the six months ended February 29, 2012:

	Affiliate Value at 8/31/11	Purchased		Sold		Dividend Income	Affiliate Value at 2/29/12	Realized Gain (Loss)
		Cost	Shares	Cost	Shares
BioMimetic Therapeutics Inc.	$4,837,158	—	—	—	—	—	$3,021,408	—

8. Shares of beneficial interest

At February 29, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,343,125	$150,778,296	2,970,956	$333,507,433
Shares issued on reinvestment	563,277	62,259,009	—	—
Shares repurchased	(2,361,784)	(265,151,048)	(5,886,245)	(656,784,659)
Net decrease	(455,382)	$(52,113,743)	(2,915,289)	$(323,277,226)

Class B
Shares sold	8,659	$793,745	375,807	$35,651,075
Shares issued on reinvestment	133,355	12,510,011	—	—
Shares repurchased	(965,870)	(92,423,805)	(2,440,272)	(234,895,457)
Net decrease	(823,856)	$(79,120,049)	(2,064,465)	$(199,244,382)

24	Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Amount	Shares	Amount
Class C
Shares sold	193,204	$18,818,616	539,196	$53,068,719
Shares issued on reinvestment	182,692	17,501,867	—	—
Shares repurchased	(769,344)	(74,881,242)	(1,840,103)	(179,206,212)
Net decrease	(393,448)	$(38,560,759)	(1,300,907)	$(126,137,493)

Class FI
Shares sold	4,221	$489,358	3,520	$402,533
Shares issued on reinvestment	146	16,228	—	—
Shares repurchased	(3,658)	(394,434)	(2,442)	(270,616)
Net increase	709	$111,152	1,078	$131,917

Class R
Shares sold	17,607	$1,997,451	30,618	$3,445,141
Shares issued on reinvestment	2,585	283,686	—	—
Shares repurchased	(24,690)	(2,716,381)	(31,467)	(3,455,995)
Net decrease	(4,498)	$(435,244)	(849)	$(10,854)

Class I
Shares sold	647,843	$77,789,146	1,688,463	$202,854,059
Shares issued on reinvestment	113,058	13,344,236	—	—
Shares repurchased	(804,367)	(95,465,046)	(1,539,236)	(179,715,569)
Net increase (decrease)	(43,466)	$(4,331,664)	149,227	$23,138,490

Class IS
Shares sold	2,069,276	$233,875,509	833,584	$102,307,346
Shares issued on reinvestment	85,296	10,107,653	—	—
Shares repurchased	(721,799)	(84,741,259)	(680,065)	(76,556,892)
Net increase	1,432,773	$159,241,903	153,519	$25,750,454

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The

Legg Mason ClearBridge Aggressive Growth Fund 2012 Semi-Annual Report	25

complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

10. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

26	Legg Mason ClearBridge Aggressive Growth Fund

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Advisors, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services.

Legg Mason ClearBridge Aggressive Growth Fund	27

The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional multi-cap core funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2011. The Fund performed better than the median for the one- and three-year periods, but performed below the median for the five- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2011, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and

28	Legg Mason ClearBridge Aggressive Growth Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 11 retail front-end load multi-cap core funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load multi-cap core funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and higher than the average management fee paid by the funds in the Expense Universe, and that the Fund’s total expense ratio was higher than the

Legg Mason ClearBridge Aggressive Growth Fund	29

median of the total expense ratios of the funds in the Expense Group but lower than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Fund’s total expense ratio was impacted by transfer agent costs that were higher than the average transfer agent costs of the funds in the Expense Group and the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders realized economies of scale because the total expense ratio of the Fund was lower than it would have been if no breakpoints were in place. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

30	Legg Mason ClearBridge Aggressive Growth Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason ClearBridge

Aggressive Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken

Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason ClearBridge Aggressive Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason ClearBridge Aggressive Growth Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason ClearBridge Aggressive Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02208 4/12 SR12-1615

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	April 26, 2012

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer of
Legg Mason Partners Equity Trust

Date:	April 26, 2012